AIRPORT TAXES AND FEES (Tables)	12 Months Ended
Dec. 31, 2025
Airport taxes and fees abstract [Abstract]
Schedule of Break Down of Airport Taxes and Fees	Breakdown of airport taxes and fees

	December 31,
Description	2025	2024

Tax transaction	926,051	916,690
Airport fees	351,591	212,125
Boarding tax	294,441	231,913
Other taxes	38,554	16,691

	1,610,637	1,377,419

Current	899,605	584,739
Non-current	711,032	792,680